Accumulated other comprehensive income (Details) - CHF (SFr) SFr in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Increase (Decrease) in Accumulated other Comprehensive Income
Balance at beginning of period	SFr (21,326)
Balance at end of period	(16,850)	SFr (21,326)
Gains/(losses) on cash flow hedges
Increase (Decrease) in Accumulated other Comprehensive Income
Balance at beginning of period	(95)	206	SFr 28
Increase/(decrease)	(455)	(260)	91
Reclassification adjustments, included in net income	(767)	(41)	87
Total increase/(decrease)	(1,222)	(301)	178
Balance at end of period	(1,317)	(95)	206
Cumulative translation adjustments
Increase (Decrease) in Accumulated other Comprehensive Income
Balance at beginning of period	(16,739)	(17,528)	(14,469)
Increase/(decrease)	(278)	783	(3,076)
Reclassification adjustments, included in net income	0	6	17
Total increase/(decrease)	(278)	789	(3,059)
Balance at end of period	(17,017)	(16,739)	(17,528)
Unrealized gains/(losses) on securities
Increase (Decrease) in Accumulated other Comprehensive Income
Balance at beginning of period	13	13	30
Increase/(decrease)	(21)	0	(49)
Reclassification adjustments, included in net income	(5)	0	32
Total increase/(decrease)	(26)	0	(17)
Balance at end of period	(13)	13	13
Actuarial gains/(losses)
Increase (Decrease) in Accumulated other Comprehensive Income
Balance at beginning of period	(2,705)	(3,727)	(3,690)
Increase/(decrease)	(184)	707	(327)
Reclassification adjustments, included in net income	248	315	290
Total increase/(decrease)	64	1,022	(37)
Balance at end of period	(2,641)	(2,705)	(3,727)
Net prior service credit/ (cost)
Increase (Decrease) in Accumulated other Comprehensive Income
Balance at beginning of period	365	456	604
Increase/(decrease)	(73)	4	(5)
Reclassification adjustments, included in net income	(80)	(95)	(143)
Total increase/(decrease)	(153)	(91)	(148)
Balance at end of period	212	365	456
Accumulated Gains (Losses) On Liabilities Related To Credit Risk
Increase (Decrease) in Accumulated other Comprehensive Income
Balance at beginning of period	(2,165)	(2,570)	(2,772)
Increase/(decrease)	6,122	302	45
Reclassification adjustments, included in net income	(31)	103	157
Total increase/(decrease)	6,091	405	202
Balance at end of period	3,926	(2,165)	(2,570)
Accumulated other comprehensive income
Increase (Decrease) in Accumulated other Comprehensive Income
Balance at beginning of period	(21,326)	(23,150)	(20,269)
Increase/(decrease)	5,111	1,536	(3,321)
Reclassification adjustments, included in net income	(635)	288	440
Total increase/(decrease)	4,476	1,824	(2,881)
Balance at end of period	(16,850)	(21,326)	(23,150)
Bank
Increase (Decrease) in Accumulated other Comprehensive Income
Balance at beginning of period	(19,359)
Balance at end of period	(15,067)	(19,359)
Bank | Gains/(losses) on cash flow hedges
Increase (Decrease) in Accumulated other Comprehensive Income
Balance at beginning of period	(95)	205	28
Increase/(decrease)	(454)	(259)	90
Reclassification adjustments, included in net income	(768)	(41)	87
Total increase/(decrease)	(1,222)	(300)	177
Balance at end of period	(1,317)	(95)	205
Bank | Cumulative translation adjustments
Increase (Decrease) in Accumulated other Comprehensive Income
Balance at beginning of period	(16,760)	(17,517)	(14,560)
Increase/(decrease)	(260)	751	(2,974)
Reclassification adjustments, included in net income	0	6	17
Total increase/(decrease)	(260)	757	(2,957)
Balance at end of period	(17,020)	(16,760)	(17,517)
Bank | Unrealized gains/(losses) on securities
Increase (Decrease) in Accumulated other Comprehensive Income
Balance at beginning of period	13	13	30
Increase/(decrease)	(21)	0	(49)
Reclassification adjustments, included in net income	(5)	0	32
Total increase/(decrease)	(26)	0	(17)
Balance at end of period	(13)	13	13
Bank | Actuarial gains/(losses)
Increase (Decrease) in Accumulated other Comprehensive Income
Balance at beginning of period	(429)	(460)	(417)
Increase/(decrease)	(170)	12	(55)
Reclassification adjustments, included in net income	17	19	12
Total increase/(decrease)	(153)	31	(43)
Balance at end of period	(582)	(429)	(460)
Bank | Net prior service credit/ (cost)
Increase (Decrease) in Accumulated other Comprehensive Income
Balance at beginning of period	(6)	(11)	(7)
Increase/(decrease)	(4)	4	(4)
Reclassification adjustments, included in net income	1	1	0
Total increase/(decrease)	(3)	5	(4)
Balance at end of period	(9)	(6)	(11)
Bank | Accumulated Gains (Losses) On Liabilities Related To Credit Risk
Increase (Decrease) in Accumulated other Comprehensive Income
Balance at beginning of period	(2,082)	(2,469)	(2,620)
Increase/(decrease)	5,987	284	(6)
Reclassification adjustments, included in net income	(31)	103	157
Total increase/(decrease)	5,956	387	151
Balance at end of period	3,874	(2,082)	(2,469)
Bank | Accumulated other comprehensive income
Increase (Decrease) in Accumulated other Comprehensive Income
Balance at beginning of period	(19,359)	(20,239)	(17,546)
Increase/(decrease)	5,078	792	(2,998)
Reclassification adjustments, included in net income	(786)	88	305
Total increase/(decrease)	4,292	880	(2,693)
Balance at end of period	SFr (15,067)	SFr (19,359)	SFr (20,239)